Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
8. Commitments and Contingencies
Legal Proceedings
From time to time, the Company may be a party to litigation and subject to claims incidental to its business. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of judgment, defense and settlement costs, diversion of management resources, and other factors. At each reporting period, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable, requiring recognition of a loss accrual, or whether the potential loss is reasonably possible, requiring potential disclosure. Legal fees are expensed as incurred.
The Company has been and continues to be involved in numerous legal proceedings related to Dasher classification, and such proceedings have increased in volume since the California Supreme Court’s 2018 ruling in
Dynamex Operations West, Inc. v. Superior Court
(“Dynamex”)
.
The California Legislature passed legislation (“AB 5”), that was signed into law in September 2019 and became effective on January 1, 2020. AB 5 codified the Dynamex standard regarding contractor classification, expanded its application and created numerous carve-outs, which may have an adverse effect on the Company’s business, financial condition, and results of operations, and may lead to increased legal proceedings and related expenses and may require the Company to significantly alter its existing business model and operations. Further, an increasing number of jurisdictions are considering implementing standards similar to the test set forth in Dynamex to determine worker classification.
The Company is currently the subject of regulatory and administrative investigations, audits, and inquiries conducted by federal, state, or local governmental agencies concerning the Company’s business practices, the classification and compensation of delivery providers, the Dasher pay model, and other matters. For example, we are currently under audit by the Employment Development Department, State of California for payroll tax liabilities. The Company believes that Dashers are, and have been, properly classified as independent contractors, and thus plans to vigorously contest any adverse assessment or determination. The Company’s chances of success on the merits is uncertain.
In October 2019, the Company made an offer, and in November 2019 it filed a settlement agreement, of $40 million with the representatives of Dashers that had filed actions in the States of California and Massachusetts in order to settle claims under the Private Attorney General Act and class action claims alleging worker misclassification of Dashers against the Company. These actions were filed by and on behalf of Massachusetts Dashers that utilized the DoorDash platform since September 2014 and California Dashers that utilized the DoorDash platform since August 2016. On June 8, 2020, the Company entered into an amended settlement agreement to increase the total amount to be paid by the Company from $40 million to $41 million. In October 2020, the Company entered into an amended settlement agreement to increase the total amount to be paid by the Company from $41 million to $89 million. In April 2021, the Company entered into an amended settlement agreement increasing the total amount to be paid by the Company to $100 million.

In March 2020, the Company reached an agreement to resolve worker misclassification claims associated with certain Dashers and Caviar delivery providers who have entered into arbitration agreements with the Company. Under the agreement, certain Dashers and Caviar delivery providers are eligible for settlement payments, subject to a threshold number of the covered individuals entering into individual settlement agreements. The Company anticipated that the aggregate amount of payments to Dashers and Caviar delivery providers under these individual settlement agreements, including attorneys’ fees, would be approximately $70 million. In July 2020, the Company transferred $69 million into an escrow account, the settlement amount to be released and paid to claimants and claimants’ attorneys if a minimum number of claimants agreed to release their claims against the Company by the date specified within the settlement agreement. In December 2020, the number of claimants who agreed to release their claims against the Company exceeded the minimum, and the Company committed to release the settlement amount in the escrow account to claimants and claimants’ attorneys. In the nine months ended September 30, 2021, the $69 million in the escrow account was fully distributed to the claimants and claimants’ attorneys.
In July and August 2020, the Company reached additional agreements to resolve worker misclassification claims associated with certain Dashers and Caviar delivery providers who have entered into arbitration agreements with the Company. Under these agreements, certain Dashers and Caviar delivery providers are eligible for settlement payments, subject to a threshold number of the covered individuals entering into individual settlement agreements. The Company anticipates that the aggregate amount of payments to Dashers and Caviar delivery providers under these individual settlement agreements, including attorneys’ fees, will be approximately $14 million, of which $11 million was paid in the nine months ended September 30, 2021.
In June 2020, the San Francisco District Attorney filed an action in the Superior Court of California, County of San Francisco, alleging that the Company misclassified Dashers as independent contractors as opposed to employees in violation of the California Labor Code and the California Unfair Competition Law, among other allegations. This action is seeking both restitutionary damages and a permanent injunction that would bar the Company from continuing to classify Dashers as independent contractors. In August 2020, the San Francisco District Attorney filed a motion for preliminary injunction that would bar the Company from continuing to classify Dashers in California as independent contractors during the pendency of this case. In December 2020, the San Francisco District Attorney withdrew its request for preliminary injunction. It is a reasonable possibility that a loss may be incurred; however, the possible range of losses is not estimable given the status of the case.
Indemnification
The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent, or other intellectual property infringement claim by any third-party with respect to its technology. The terms of these indemnification agreements are generally perpetual any time after the execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future, but have not yet been made. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements.
The Company has entered into or will enter into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual.
No liability associated with such indemnifications was recorded as of December 31, 2020 and September 30, 2021.

Bank Commitments and Letters of Credit
In November 2019, the Company entered into a revolving credit and guaranty agreement which provides for a $300 million unsecured revolving credit facility maturing on November 19, 2024. Loans under the credit facility bear interest, at the Company’s option, at (i) a base rate equal to the highest of (A) the prime rate, (B) the higher of the federal funds rate or a composite overnight bank borrowing rate plus 0.50%, or (C) an adjusted LIBOR rate for a one-month
interest period plus 1.00%, or (ii) an adjusted LIBOR rate plus a margin equal to 1.00%. The Company is also obligated to pay other customary fees for a credit facility of this size and type, including letter of credit fees, an upfront fee, and an unused commitment fee of 0.10%. The credit agreement contains customary affirmative covenants, such as financial statement reporting requirements and restrictions on the use of proceeds, as well as customary negative covenants that restrict its ability and its subsidiaries’ ability to, among other things, incur additional indebtedness, incur liens, declare cash dividends in the entirety or make certain other distributions, merge or consolidate with other companies or sell substantially all of its assets, make investments, loans and acquisitions, and engage in transactions with affiliates.
In August 2020, the Company amended and restated its existing revolving credit and guaranty agreement to provide for $100 million of incremental revolving loan commitments, effective upon the consummation of an initial public offering of the Company’s common stock on or prior to August 7, 2021, for total revolving commitments of $400 million. The amendment and restatement also extended the maturity date for the revolving credit facility from November 19, 2024 to August 7, 2025.
As of December 31, 2020 and September 30, 2021, the Company was in compliance with the covenants under the credit agreement. As of December 31, 2020 and September 30, 2021, no amounts were drawn and the Company had $44 million and $39 million of issued letters of credit outstanding from the revolving credit and guaranty agreement.
Sales and Indirect Tax Matters
The Company is under audit by various state and local tax authorities with regard to sales and indirect tax matters. The Company records sales and indirect tax reserves when they become probable and the amount can be reasonably estimated. These reserves are included in accrued expenses and other current liabilities on the condensed consolidated balance sheets. The timing of the resolution of indirect tax examinations is highly uncertain, and the amounts ultimately paid, if any, upon resolution of the issues raised by the tax authorities may differ from the amounts accrued. It is reasonably possible that within the next twelve months the Company will receive additional assessments by various tax authorities in one or more jurisdictions. These assessments could result in changes to the Company’s reserves related to positions on sales and indirect tax filings. In the nine months ended September 30, 2021, the Company favorably resolved a sales and indirect tax exposure resulting in a $29 million reduction of liabilities previously reserved.

10. Commitments and Contingencies
Legal Proceedings
From time to time, the Company may be a party to litigation and subject to claims incidental to its business. Although the results of litigation and claims cannot be predicted with certainty, the Company currently believes that the final outcome of these matters will not have a material adverse effect on its business. Regardless of the outcome, litigation can have an adverse impact on the Company because of judgment, defense and settlement costs, diversion of management resources, and other factors. At each reporting period, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable, requiring recognition of a loss accrual, or whether the potential loss is reasonably possible, requiring potential disclosure. Legal fees are expensed as incurred.
The Company has been and continues to be involved in numerous legal proceedings related to Dasher classification, and such proceedings have increased in volume since the California Supreme Court’s 2018 ruling in
Dynamex Operations West, Inc. v. Superior Court
(“Dynamex”)
.
The California Legislature passed legislation (“AB 5”), that was signed into law in September 2019 and became effective on January 1, 2020. AB 5 codified the Dynamex standard regarding contractor classification, expanded its application and created numerous carve-outs, which may have an adverse effect on the Company’s business, financial condition, and results of operations, and may lead to increased legal proceedings and related expenses and may require the Company to significantly alter its existing business model and operations. Further, an increasing number of jurisdictions are considering implementing standards similar to the test set forth in Dynamex to determine worker classification.

On November 19, 2019, the District of Columbia filed an action in the Superior Court of the District of Columbia alleging violations of the District of Columbia’s Consumer Protection Procedures Act with respect to the Company’s Dasher pay model that was in effect from approximately September 2017 through September 2019. On November 24, 2020, the Company agreed to a Consent Order and Judgment that resolved the matter with the Company paying $3 million. The Consent Order and Judgment was signed by the Court on November 30, 2020. The Company recorded a $3 million expense in the consolidated statements of operations within general and administrative expense during the year ended December 31, 2020 for this case.
The Company is currently the subject of regulatory and administrative investigations, audits, and inquiries conducted by federal, state, or local governmental agencies concerning the Company’s business practices, the classification and compensation of delivery providers, the Dasher pay model, and other matters.
In October 2019, the Company made an offer, and in December 2019 it filed a settlement agreement, of $40 million with the representatives of Dashers that had filed actions in the States of California and Massachusetts in order to settle claims under the Private Attorney General Act and class action claims alleging worker misclassification of Dashers against the Company. These actions were filed by and on behalf of Massachusetts Dashers that utilized the DoorDash platform since September 2014 and California Dashers that utilized the DoorDash platform since August 2016. On June 8, 2020, the Company entered into an amended settlement agreement to increase the total amount to be paid by the Company from $40 million to $41 million. In October 2020, the Company entered into an amended settlement agreement to increase the total amount to be paid by the Company from $41 million to $89 million.
In March 2020, the Company reached an agreement to resolve worker misclassification claims associated with certain Dashers and Caviar delivery providers who have entered into arbitration agreements with the Company. Under the agreement, certain Dashers and Caviar delivery providers are eligible for settlement payments, subject to a threshold number of the covered individuals entering into individual settlement agreements. The Company anticipates that the aggregate amount of payments to Dashers and Caviar delivery providers under these individual settlement agreements, including attorneys’ fees, will be approximately $70 million. In July 2020, the Company transferred $69 million into an escrow account, the settlement amount will be released and paid to claimants and claimants’ attorneys if a minimum number of claimants agree to release their claims against the Company by the date specified within the settlement agreement. In December 2020, the number of claimants who agreed to release their claims against the Company exceeded the minimum and the Company is committed to release the settlement amount in the escrow account to claimants and claimants’ attorneys in the first quarter of 2021. As of December 31, 2020, the settlement amount was included in prepaid expenses and other current assets on the consolidated balance sheets.
In July and August 2020, the Company reached additional agreements to resolve worker misclassification claims associated with certain Dashers and Caviar delivery providers who have entered into arbitration agreements with the Company. Under these agreements, certain Dashers and Caviar delivery providers are eligible for settlement payments, subject to a threshold number of the covered individuals entering into individual settlement agreements. The Company anticipates that the aggregate amount of payments to Dashers and Caviar delivery providers under these individual settlement agreements, including attorneys’ fees, will be approximately $16 million.
The Company recorded the impact of these worker misclassification settlements in the respective period in which the claims relate, resulting in general and administrative expense of $11 million, $68 million, and $83 million for the years ended December 31, 2018, 2019, and 2020, respectively.
In June 2020, the San Francisco District Attorney filed an action in the Superior Court of California, County of San Francisco, alleging that the Company misclassified Dashers as independent contractors as opposed to employees in violation of the California Labor Code and the California Unfair Competition Law, among other allegations. This action is seeking both restitutionary damages and a permanent injunction that would bar the Company from continuing to classify Dashers as independent contractors. In August 2020, the San Francisco District Attorney filed a motion for preliminary injunction that would bar the Company from continuing to classify Dashers in California as independent contractors during the pendency of this case. In December 2020, the San Francisco District Attorney withdrew its request for preliminary injunction. It is a reasonable possibility that a loss may be incurred; however, the possible range of losses is not estimable given the status of the case.
Indemnification
The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent, or other intellectual property infringement claim by any third-party with respect to its technology. The terms of these indemnification agreements are generally perpetual any time after the execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future, but have not yet been made. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements.
The Company has entered into or will enter into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual.
No liability associated with such indemnifications was recorded as of December 31, 2019 and 2020.
Non-cancelable
Purchase Commitments
The Company has
non-cancelable
purchase commitments, which primarily relate to the purchase of onboarding, data processing, technology platform infrastructure, and advertising services. These purchase commitments are not recorded as liabilities on the consolidated balance sheets as of December 31, 2019 and 2020 as the Company has not yet received the related services. As of December 31, 2020, the future minimum payments under the Company’s non-cancelable
purchase commitments were as follows (in millions):

Year Ending December 31,	Amount
2021	$119
2022	112
2023	104
2024	79
2025	2

Total future minimum payments	$416

Bank Commitments and Letters of Credit
In October 2019, the Company entered into letters of credit, established primarily for real estate leases and insurance policies. The reimbursement obligations under these letters of credit are secured by cash held in restricted depository accounts. As of December 31, 2019 the Company had $30 million of letters of credit outstanding. During the year ended December 31, 2020, the Company terminated these letters of credit.
Additionally, in November 2019, the Company entered into a revolving credit and guaranty agreement which provides for a $300 million unsecured revolving credit facility maturing on November 19, 2024. Loans under the credit facility bear interest, at the Company’s option, at (i) a base rate equal to the highest of (A) the prime rate, (B) the higher of the federal funds rate or a composite overnight bank borrowing rate plus 0.50%, or (C) an adjusted LIBOR rate for a one-month
interest period plus 1.00%, or (ii) an adjusted LIBOR rate plus a margin equal to 1.00%. The Company is also obligated to pay other customary fees for a credit facility of this size and type, including letter of credit fees, an upfront fee, and an unused commitment fee of 0.10%. The credit agreement contains customary affirmative covenants, such as financial statement reporting requirements and restrictions on the use of proceeds, as well as customary negative covenants that restrict its ability and its subsidiaries’ ability to, among other things, incur additional indebtedness, incur liens, declare cash dividends in the entirety or make certain other distributions, merge or consolidate with other companies or sell substantially all of its assets, make investments, loans and acquisitions, and engage in transactions with affiliates.
In August 2020, the Company amended and restated its existing revolving credit and guaranty agreement to provide for $100 million of incremental revolving loan commitments, effective upon consummation of an IPO of the Company’s common stock on or prior to August 7, 2021, for total revolving commitments of $400 million. The amendment and restatement also extended the maturity date for the revolving credit facility from November 19, 2024 to August 7, 2025.
As of December 31, 2019 and 2020, the Company was in compliance with the covenants under the credit agreement. As of December 31, 2019, there were no amounts drawn related to this agreement. As of December 31, 2020, no amounts were drawn and the Company had $44 million of issued letters of credit outstanding from the revolving credit and guaranty agreement.